Receivables - Maturities of Financing Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
2022	$ 11,243
2023	2,616
2024	1,991
2025	1,517
2026	884
2027 and thereafter	411
Financing receivables, net	$ 18,662	$ 18,457